DIRECTORS LOAN (Details 1) - CAD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Directors Loans
Non-current portion	$ 664,112	$ 644,642	$ 644,642
Total	$ 664,112		$ 644,642